Selling and Distribution Expenses	12 Months Ended
Dec. 31, 2022
Disclosure Of Expenses Text Block Abstract
Selling and distribution expenses
22.	Selling and distribution expenses

This caption is made up as follows:

	2022	2021	2020
	S/(000)	S/(000)	S/(000)

Personnel expenses, note 23(b)	42,300	33,867	26,283
Third-party services	11,106	9,733	7,326
Advertising and promotion	6,417	5,637	3,285
Allowance for expected credit losses, note 7(d)	1,972	563	1,582
Other	3,442	1,720	1,677
	65,237	51,520	40,153